PROVISIONS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2024
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES
NOTE 15. PROVISIONS AND CONTINGENT LIABILITIES
Contingencies due to judicial or administrative proceedings/litigations in which Bancolombia and the entities with which financial statements are consolidated as of June 30, 2024, are listed as follow, and that represents a contingency superior to USD 7,110. Dollar amounts are stated in thousands.
Some of the proceedings in which the claims are inferior and that were revelated in prior periods will be kept to provide information about its evolution.
BANCOLOMBIA S.A.
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
On November 3, 2022, Bancolombia was informed of a lawsuit in which the plaintiff contends that a loan agreement is in place between the parties, rather than a lease. The plaintiff also requested that the purchase and sale agreement be rescinded on the basis that the price of the property was lower than its fair price.
The plaintiff seeks COP 65,000. The likelihood of recovering this amount is considered to be remote because the parties always intended to celebrate a lease and not a different type of contract. On December 7, 2022, Bancolombia issued an answer to the lawsuit. As of June 30, 2024, the scheduling of the initial hearing date is pending. Bancolombia has not recorded a provision for this matter.

Public Interest Class Action - Carlos Julio Aguilar and other
In this proceeding, a constitutional public interest action was filed, in which the plaintiffs allege that due to the restructuring of Departamento del Valle´s financial obligations and its Performance Plan, the collective rights of the public administration and the public funds of the Departamento del Valle were breached. According to the Bank’s defense arguments, the agreement was made in accordance with the law.
As of June 30, 2024, the procedure is pending a first instance judgment. The contingency is deemed to be possible. Bancolombia has not recorded a provision for this matter.
Contraloría Departamental de Cundinamarca v. GEHS, Bancolombia and other natural persons
The development of the Water Treatment Plant PTAR Chía I Delicias Sur from Municipio de Chía, Colombia, was outlined in a lease agreement signed on September 28, 2015. The price agreed was COP 19,000. The object of the agreement was the financing of the Project, as well as the optimization, design, and construction of the Water Treatment Plant PTAR Chía I Delicias Sur.
As of December 31, 2018, Bancolombia had anticipated certain payments to the Supplier of the Project. The Municipio de Chía´s Mayor Office, has claimed that irregularities have been found during the execution of the Project. Due to these allegations, the Contraloría de Cundinamarca began a proceeding of Fiscal Responsibility against GEHS Global Environment and Health Solutions de Colombia (Supplier), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luís Alejandro Prieto González (Municipio de Chía´s former Mayor and employees of the municipal administration), and Bancolombia S.A., based on the alleged loss.
Bancolombia has alleged in its defense, among other arguments, that the Bank fully complied with its contractual obligations and that it is not responsible for the loss of the Municipality’s resources.
The Contraloría de Cundinamarca at first instance and the apellate court held responsible five individuals, including Bancolombia, for a total amount of COP 7,650.
As of June 30, 2024, the proceeding at the Contraloría de Cundinamarca has ended due to the total payment of the awarded amount. Despite the judgment, Bancolombia at the Administrative Jurisdiction filed a lawsuit seeking the reversal of the judgment and the reimbursement of the awarded amount paid.
Remediation Plan for Santa Elena´s property
In 1987, Bancolombia (formerly Bank of Colombia) received a property located in Municipio de Cartagena, Colombia from the National Federation of Algodoneros. After the settlement was signed, soil contamination from pesticides and herbicides was found on the property. Bancolombia initiated a civil responsibility judicial procedure against the Federation alleging environmental contamination. On November 13, 2015, the final judgment was issued, and it was decided that the National Federation of Algodoneros was liable for environmental damages and that Bancolombia was not.
Despite not being liable for environmental damages, Bancolombia is subject to decontamination requirements with respect to the property. Bancolombia has carried out over the years various activities aimed at containing the environmental impact, as well as the social management of the communities neighboring the lot. These activities include, among others, the confinement of contaminating material, installation of monitoring wells, and execution of plans to reduce contamination levels.
Currently, these plans have the approval of the Autoridad Nacional de Licencias Ambientales de Colombia (ANLA) and their execution is divided into 3 stages: Stage 1, Stage 2 and Stage 3. Bancolombia appealed the administrative act issued by the ANLA based on technical issues for the execution of Stage 3, and it is pending resolution.

As of June 30, 2024, Bancolombia has completed the complementary activities of Stage I. It continues with the demolition activities of the warehouses of Stage II and with the execution social management plan with the communities in the influence area of the remediation plan, emergency plan, hazardous waste management plan and biotic environment protection plan. On June 17, 2024, Stage III was approved and its execution is scheduled to begin in 2025.
The execution of the plan is expected to be completed within 36 months starting July 2023. The timeframe may be adjusted based on supervening requirements and approved stages from the environmental authority. As of June 30, 2024, Bancolombia has established a provision of COP 73,521 for the accomplishment of the remaining activities.
Fredy Alberto Lara Borja
On December 13, 2023, Bancolombia was notified of a lawsuit filed by a former employee of the liquidated company Aluminio Reynolds Santo Domingo S.A, seeking the absolute nullity of the purchase agreement between Leasing Bancolombia and Bancolombia S.A. for two properties signed in 2011. Leasing Bancolombia acquired those properties through a purchase agreement with the company Armarcas E.U, which had received them as a payment from Sociedad Aluminio Reynolds Santo Domingo S.A. The plaintiff requested that the properties be returned to Aluminios Reynolds Santo Domingo´s assets so they can be used as payment of the company´s labor liabilities. The value of the claim is COP 103,943.
Bancolombia filed an appeal against the court´s order admitting the lawsuit arguing, among other reasons, non-compliance
of legal requirements and lack of jurisdiction. As of June 30, 2024 the lawsuit has been declined by the Judge. The contingency is deemed to be remote. Bancolombia has not recorded a provision for this matter.
Constructora Primar S.A.S
On June 7, 2022 Bancolombia was notified of a lawsuit filed by the companies Incopav S.A.S., Constructora Primar S.A.S., Inversiones M & Galindo y Cía. S en C, Inversiones M & Baquero y Cía. S en C. The plaintiffs request payment of the damages caused by Bancolombia decision not to fully finance the Altos de San Jorge project.
The claim is for COP 107,344. The contingency is classified as remote because the plaintiffs are not part of the mutual agreement entered into for the financing of the Altos de San Jorge project. As of June 30, 2024, the first instance judgment hearing is pending.
FIDUCIARIA BANCOLOMBIA
Quinta Sur S.A.S
In March 2022, Fiduciaria Bancolombia was notified of a lawsuit filed by Quinta Sur S.A.S. (in liquidation). According to the lawsuit, Quinta Sur seeks to be indemnified for damages as a result of the failure to transfer the resources to the plaintiff for the beginning of a housing construction project, under the terms agreed in the trust agreement. Fiduciaria Bancolombia alleges that it has complied with the law and the contract, arguing that the property on which the housing project was to be constructed did not fulfill the contractual requirements. The plaintiff seeks
COP 128,000.
On August 24, 2023, a favorable judgment was issued for Fiduciaria Bancolombia. As of June 30, 2024, the proceeding is pending the resolution of the appeal filed by the plaintiff. The contingency is deemed to be possible. Fiduciaria Bancolombia has not recorded provision for this matter.

BANISTMO
Constructora Tymsa S.A
In October 2021, Banistmo and Banistmo Investment were notified of a lawsuit in which the plaintiff alleged fraudulent acts involving the sale of the plaintiff´s property. Constructora Tymsa alleges that the signatures and fingerprints in the public instrument of purchase, sale and in the mortgage in favor of Banistmo are false.
The plaintiff seeks USD 10,000, in addition to interests, costs and expenses. Banistmo and Banistmo Investment allege they are not liable for any intentional or negligent conduct in relation to the alleged fraudulent sale of the property. As of June 30, 2024, the lawsuit is pending the admission of evidence presented by the parties. The Bank’s advisors have qualified this contingency as eventual.
Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others
In April 2022, Banistmo was notified of a lawsuit filed by Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and others for USD 5,000.
The lawsuit was filed based on a dispute between Ingrid Perscky and Jose Barbero (who used to be husband and wife) for the distribution of their assets. In 2017, Ms. Perscky, who had an authorized signature, ordered the cancelation of a fixed term deposit from Five Star and instructed that those funds be transferred to 3 accounts that belonged to persons related to her (for example, her children). Mr. Barbero contacted Banistmo and tried to reverse the instructions, however as it was not possible, Mr. Barbero filed criminal complaints against Ms. Perscky.
Banistmo has complied with banking law and has handled the information´s confidentiality according to the law and the contract. The plaintiffs sought compensation for material and moral damages, alleging that Banistmo breached confidentiality and banking secret in detriment of the plaintiffs.
As of June 30, 2024, the process ended as a result of a settlement agreement between the parties.
Deniss Rafael Pérez Perozo, Carlos Pérez Leal and others
Promotora Terramar (client of Banistmo, formerly HSBC Panamá) was paid USD 299, through Visa gift cards issued by a foreign bank. This payment was received as a partial payment of 2 apartments located in Panamá City.
The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity by Promotora Terramar on June 3, 2008, when a monitoring alert was activated due to the high number of cards with the same BIN and bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held funds from Promotora Terramar´s accounts for COP 287. Nevertheless, after further investigations the money was refunded.
In October 2013, the plaintiffs filed a claim for compensation of the material and moral damages caused, which according to their valuation, amounts to USD 5,252,000. Banistmo alleges it has complied with the contractual terms outlined in the Affiliate Agreement and the statute of limitations deadline has lapsed, among other defenses.
As of June 30, 2024, the proceeding is pending the plaintiffs to arrange for defendants to be served. The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.

DD&C, Carlos Pérez Leal and Others
In October 2022, Banistmo received a communication announcing the filing of a legal action in the Tribunal of First Instance of Kaloum in the Republic of Guinea. This action was initiated by Inversiones DD&C, Carlos Perez Leal and other natural persons against the Central Bank of the Republic of Guinea (“BCRG”) and five international banks, including Banistmo. The action seeks compensatory damages derived from alleged fraud involving six international transfers for a total USD 1,900 that Inversiones DD&C, who was a client of Banistmo at the time, ordered to be made to a bank account at the BCRG.
The parties who initiated the action are seeking USD 28,100 in “dommages matériels” (which are damages for alleged economic loss), as well as additional amounts in “dommages moraux” (which are damages for alleged non-economic
loss, including alleged psychological suffering and moral anguish).
On May 22, 2023, a favorable first instance judgment was issued for Banistmo. The plaintiff filed an appeal against the decision. As of June 30, 2024, the result of the appeal hearing is pending, which will take place on July 15 and 16, 2024.
The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.
Interfast Panamá & Pacific Point 96624
In February 2024, Banistmo and Banistmo Investment were served of a lawsuit filed against them, 2020 Debt Investors Corp and José Talgham Cohen. The plaintiffs seek compensation for damages originated from the assignment of credit agreement made by Banistmo as the assignor in benefit of the assignee 2020 Debt Investors Corp., of a credit operation managed by Inverfast Panamá for a value of USD 2,000. The loan was secured with a trust in guarantee and administration of real state set up on Banistmo Investment.
The plaintiffs alleges that the credit assignment agreement presented irregularities and deviations from Banistmo and breach of fiduciary duties from Banistmo Investment. The value of the claim is USD 15,000.
As of June 30, 2024, the proceeding is pending resolution of the lawsuit’s objections presented by the defendants. The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.
BANCO AGRÍCOLA
Dirección General de Impuestos Internos El Salvador
The authority on taxes of El Salvador (DGII), in accordance with the resolution of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and related penalties.
In 2021, the appeal presented by Banco Agrícola was decided. The Tribunal de Apelaciones de los Impuestos Internos y Aduanas (TAII) modified the Resolution issued by DGII, adjusted the rental tax to USD 6,341 and revoked the sanction.
Banco Agrícola filed a lawsuit before the Contentious Administrative Tribunal seeking to overrule DGII´s and TAII´s previous decisions in relation to the tax’s payment. As of June 30, 2024, the proceeding is pending the initial hearing that is schedule to be held on July 9, 2024, in order to present the evidence and to make the corresponding final allegations.
The contingency is deemed to be remote. Banco Agrícola has not recorded a provision for this matter.

ARRENDADORA FINANCIERA S.A.
Cordal
Cordal filed a lawsuit against Arrendadora Financiera, seeking compensation for USD 6,454. According to the lawsuit, Cordal was the owner of a current account in Arrendadora Financiera (formerly Banco Capital S.A.) and it alleged that it´s funds were irregularly transferred to third parties. Arrendadora Financiera alleges Cordal´s account was liquidated before the acquisition of Banco Capital S.A. and, therefore, no funds were transferred.
As of June 30, 2024, the proceeding is at the evidentiary stage. The contingency is deemed to be remote. Arrendadora Financiera has not recorded a provision for this matter. A former employee of the plaintiff was convicted of aggravated theft in connection with the facts of this lawsuit.
BANCO AGROMERCANTIL
Bapa Holdings Corp.
On September 20, 2022, a lawsuit against Banco Agromercantil was filed by Bapa Holdings Corp. The plaintiff alleges it invested USD 7,000, through a participation agreement with North Shore Development Company (NDSC) for the development of a housing project that was going to be built in a property, which was security for a loan given by Banco Agromercantil to NDSC, located in Roatan Island, Honduras. Bapa claims BAM caused damages due to its failure to provide information about NDSC´s financial situation and going through with the sale of the credit.
On October 24, 2022, BAM responded to the claim and filed exceptions alleging that it has no commercial relationship with Bapa, and the statute of limitations deadline expired. As of June, 2024, the court is pending a ruling on the exceptions to the lawsuit presented by BAM.
The contingency is deemed to be remote. Banco Agromercantil has not recorded a provision for this matter.
Superintendencia de Administración Tributaria (SAT)
The Superintendencia de Administración Tributaria (SAT) de Guatemala ordered a tax adjustment in the fiscal year 2014 of Banco Agromercantil´s rental tax declaration, duly paid by BAM, for a value of USD 13,583 (including tax and sanction). BAMinitiated legal proceedings against the decision adopted by the SAT, pleading the inadmissibility of the adjustment by applying the legal rule in an analogous way, the admissibility of the expenses deductions of the revenue tax for being necessary to generate lien revenue and the non-withhold
of the revenue tax in the interests paid to exempt people, arguing that they were appropriate according to the law. The proceeding is pending the final decision from the Court. The contingency is deemed to be remote. Banco Agromercantil has not recorded a provision for this matter.